WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
WARRANT LIABILITIES
Schedule of warrant liability

	Units	FMV
Balance at December 31, 2024	18,258	$1,424,932
Exercise of Series A Warrants – 2025	(1,715)	(126,180)
Re-measurement adjustment	—	(770,352)
FMV of Series A Warrants at June 30, 2025	16,543	$528,400

	Units	FMV
Balance at December 31, 2025	16,543	$333,657
Re-measurement adjustment	—	(329,002)
FMV of Series A Warrants at June 30, 2026	16,543	$4,655